Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Jul. 04, 2013
Related Party Transaction [Line Items]
Payment of Related party	$ 1,200,000
Related Party | China Branding Company Limited
Related Party Transaction [Line Items]
Debt instrument, face amount		21,850
Related party loan	$ 21,850
Debt instrument, interest rate, stated percentage	7.00%	7.00%